Warrants	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Warrants

14.	Warrants

Share purchase warrants outstanding as at June 30, 2012:

Number of		Amount	Exercise
warrants (i)		($)	price	Expiry date
			C$
782,250		53	1.50	July 6, 2012
84,052		7,719	1.15	July 19, 2012
382,241		63,722	1.25	November 30, 2012
28,507		10,561	1.00	November 30, 2012
3,000,000	(iii)	874,722	1.00	December 15, 2012
372,259		65,855	1.25	December 17, 2012
4,937		1,895	1.00	December 17, 2012
1,000,000		315,952	1.00	January 31, 2013
775,000	(ii)	133,043	2.00	January 20, 2014
108,500	(ii)	18,626	2.00	January 20, 2014
6,537,746		1,492,148

(i)	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated.

Warrants granted are exercisable at the holder’s option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.

(ii)

On January 20, 2012, the Company granted 775,000 warrants, exercisable into common shares at any time before January 20, 2014, with an exercise price of C$2.00 per share. The warrants are subject to a hold period which expires on May 21, 2012.

In connection with the Company’s January 20, 2012, non-brokered private placement (Note 15(c)), the Company issued 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants are also subject to a hold period which expired on May 21, 2011.

(iii)	3,000,000 warrants were exercised on August 13, 2012 (Note 22).

For the six months ended June 30, 2012, 29,694 warrants were exercised at a price of C$1.82. No warrants were exercised for the three months ended June 30, 2012.

The fair value of the Company’s warrants as at June 30, 2012 and December 31, 2011 were estimated using the Black-Scholes pricing model using the following weighted average assumptions:

	June 30,	December 31,
	2012	2011

Expected life (in years)	2	2
Risk-free interest rate	1.03%	0.95%
Expected stock volatility	61%	62%
Dividend yield	0%	0%